Long Term Incentive Plans	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Long Term Incentive Plans
Long Term Incentive Plans

Note 13. Long Term Incentive Plans

In connection with our initial public offering, our board of directors adopted the 2016 Long-Term Incentive Plan (or “2016 LTIP”). The 2016 LTIP, authorizes the issuance of 9,512,500 shares of our common stock. The following table summarizes information regarding restricted common stock awards granted under the 2016 LTIP for the periods presented:

	Number of Shares	Weighted- Average Grant Date Fair Value per Share (1)
Restricted common stock outstanding at December 31, 2016	353,334	$14.50
Granted(2)	1,640,351	$13.94
Restricted common stock outstanding at June 30, 2017	1,993,685	$14.04

(1)	Determined by dividing the aggregate grant date fair value of shares subject to granted awards by the number of awards.
(2)	The aggregate grant date fair value of restricted common stock awards granted in 2017 was $22.9 million based on grant date market prices ranging from $13.94 per share to $14.22 per share.

For the three and six months ended June 30, 2017, we recorded $1.3 million and $1.8 million of recognized compensation expense, respectively, associated with these awards. Unrecognized compensation cost associated with the restricted common stock awards was an aggregate of $26.1 million at June 30, 2017. We expect to recognize the unrecognized compensation cost for these awards over a weighted-average period of 2.82 years.

Note 12. Long Term Incentive Plans

In connection with the initial public offering, our Board adopted the 2016 Long-Term Incentive Plan (or “2016 LTIP”). The 2016 LTIP, authorizes the issuance of 9,512,500 shares of our common stock. As of December 31, 2016, we had granted 353,334 restricted shares to certain officers and directors.

The following table summarizes information regarding restricted common share awards granted under the 2016 LTIP for the periods presented:

	Number of Shares	Weighted- Average Grant Date Fair Value per Share(1)
Restricted common shares outstanding at January 1, 2016	$—	$—
Granted(2)	353,334	$14.50

Restricted common shares outstanding at December 31, 2016	$353,334	$14.50

(1)	Determined by dividing the aggregate grant date fair value of shares subject to granted awards by the number of awards.
(2)	The aggregate grant date fair value of restricted common share awards granted in 2016 was $5.1 million based on grant date market price of $14.50 per share.

For the year ended December 31, 2016, we recorded $0.1 million of recognized compensation expense associated with these awards. Unrecognized compensation cost associated with the restricted common share awards was an aggregate of $5.0 million at December 31, 2016. We expect to recognize the unrecognized compensation cost for these awards over a weighted-average period of 2.86 years.